Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Balance Sheet (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Schedule of Previously Reported Condensed Consolidated and Combined Balance Sheet [Line Items]
Preferred stock, value
Common stock, value	746	13,169	11,733	8,709	8,689
Additional paid-in capital	159,027,646	101,998,956	93,968,741	82,483,948	81,928,282
Stock subscription receivable	(2,841,427)	(2,545,586)	(2,476,160)	(80,241)	(80,241)
Accumulated Deficit	(163,372,539)	(122,368,539)	(110,290,958)	(100,573,062)	(122,487,488)
Total Stockholders’ Equity (Deficit)	$ (7,185,574)	(22,902,000)	(18,786,644)	(18,160,646)	(40,630,758)	$ 3,412,459
As Reported [Member]
Schedule of Previously Reported Condensed Consolidated and Combined Balance Sheet [Line Items]
Preferred stock, value
Common stock, value		13,169	11,733	8,709	8,689
Additional paid-in capital		93,045,581	85,617,896	79,610,239	79,158,563
Stock subscription receivable		(80,241)	(80,241)	(80,241)	(80,241)
Accumulated Deficit		(115,880,509)	(104,336,032)	(97,699,353)	(119,717,769)
Total Stockholders’ Equity (Deficit)		(22,902,000)	(18,786,644)	(18,160,646)	(40,630,758)	3,412,459
Adjustments [Member]
Schedule of Previously Reported Condensed Consolidated and Combined Balance Sheet [Line Items]
Preferred stock, value
Common stock, value
Additional paid-in capital		8,953,375	8,350,845	2,873,709	2,769,719
Stock subscription receivable		(2,465,345)	(2,395,919)
Accumulated Deficit		(6,488,030)	(5,954,926)	(2,873,709)	(2,769,719)
Total Stockholders’ Equity (Deficit)